Share based compensation, Share Option Awards Outstanding (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024 shares $ / shares		Sep. 30, 2024 shares $ / shares		Dec. 31, 2023 shares $ / shares
Average exercise price per share [Abstract]
Outstanding at beginning of period (in dollars per share) | $ / shares			$ 10.35
Granted (in dollars per share) | $ / shares			8.07
Forfeited (in dollars per share) | $ / shares			11.13
Outstanding at end of period (in dollars per share) | $ / shares	$ 9.59	[1]	$ 9.59	[1]	$ 10.35
Number of awards [Abstract]
Outstanding at beginning of period (in shares) | shares			790,720
Granted (in shares) | shares			185,120
Forfeited (in shares) | shares			(207,658)
Outstanding at end of period (in shares) | shares	768,182	[1]	768,182	[1]	790,720
Weighted average remaining life [Abstract]
Outstanding			6 years 2 months 15 days	[1]	6 years 6 months 25 days
Granted			7 years 4 months 28 days
Forfeited			6 years 18 days
Number of option exercisable (in shares) | shares	190,271		190,271
Weighted average grant date fair value (in dollars per share) | $ / shares	$ 8.84		$ 8.33

[1]	190,271 of the awards outstanding as of September 30, 2024, were exercisable.